DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.2%
Argentina - 0.1%
Globant SA*	512	$109,937
Telecom Argentina SA, ADR	1,345	8,016
YPF SA, ADR*	2,804	12,141

(Cost $114,292)		130,094

Brazil - 3.1%
Ambev SA	65,822	164,667
Atacadao SA	4,746	16,099
B2W Cia Digital*	2,968	43,427
B3 SA - Brasil Bolsa Balcao	28,377	274,949
Banco Bradesco SA	18,199	66,864
Banco BTG Pactual SA	3,133	56,821
Banco do Brasil SA	12,499	62,560
Banco Inter SA	1,351	37,457
Banco Santander Brasil SA	5,189	34,620
BB Seguridade Participacoes SA	9,069	41,152
BRF SA*	8,631	33,328
CCR SA	16,776	33,677
Centrais Eletricas Brasileiras SA	3,714	21,479
Cia Brasileira de Distribuicao	2,413	35,737
Cia de Saneamento Basico do Estado de Sao Paulo	4,717	30,974
Cia Siderurgica Nacional SA	9,711	56,957
Cosan SA	2,416	35,092
CPFL Energia SA	1,533	7,895
Energisa SA	2,936	22,878
Engie Brasil Energia SA	3,082	22,630
Equatorial Energia SA	12,475	44,743
Hapvida Participacoes e Investimentos SA, 144A	16,110	44,557
Hypera SA	6,094	35,645
JBS SA	14,109	65,004
Klabin SA*	9,946	52,302
Localiza Rent a Car SA	8,460	87,556
Lojas Renner SA	11,487	75,142
Magazine Luiza SA	41,921	180,873
Natura & Co. Holding SA*	11,003	90,648
Notre Dame Intermedica Participacoes SA	7,253	112,234
Petrobras Distribuidora SA	10,319	36,679
Petroleo Brasileiro SA	52,548	207,690
Raia Drogasil SA	15,218	63,080
Rumo SA*	16,678	53,865
Sul America SA	4,031	23,758
Suzano SA*	10,508	137,195
Telefonica Brasil SA	6,144	48,238
TIM SA	13,456	30,734
TOTVS SA	5,753	32,213
Ultrapar Participacoes SA*	9,853	33,967
Vale SA	50,622	853,787
Via Varejo S/A*	18,493	39,169
WEG SA	11,852	165,063

(Cost $2,462,348)		3,613,405

Chile - 0.4%
Banco de Chile	598,471	65,569
Banco de Credito e Inversiones SA	693	30,060
Banco Santander Chile	926,178	52,969
Cencosud SA	20,373	39,894
Cencosud Shopping SA	5,673	11,207
Cia Cervecerias Unidas SA	2,771	23,905
Colbun SA	106,380	19,869
Empresas CMPC SA	15,028	43,808
Empresas COPEC SA	5,414	61,036
Enel Americas SA	499,924	76,070
Enel Chile SA	408,382	30,182
Falabella SA	9,830	40,725

(Cost $519,560)		495,294

China - 36.4%
21Vianet Group, Inc., ADR*	1,176	42,853
360 Security Technology, Inc., Class A	1,500	3,724
3SBio, Inc., 144A*	18,468	18,381
51job, Inc., ADR*	421	27,618
AAC Technologies Holdings, Inc.(a)	9,603	51,751
Agile Group Holdings Ltd.	5,079	7,177
Agricultural Bank of China Ltd., Class A	76,700	38,554
Agricultural Bank of China Ltd., Class H	364,135	132,388
Aier Eye Hospital Group Co. Ltd., Class A	3,840	42,796
Air China Ltd., Class A	1,000	1,247
Air China Ltd., Class H	33,420	27,576
Airtac International Group	1,820	63,384
AK Medical Holdings Ltd., 144A	5,708	8,404
Alibaba Group Holding Ltd., ADR*	26,011	6,184,375
A-Living Smart City Services Co. Ltd., 144A	5,956	24,956
Aluminum Corp. of China Ltd., Class A*	18,200	11,927
Aluminum Corp. of China Ltd., Class H*	33,361	16,860
Anhui Conch Cement Co. Ltd., Class A	3,000	24,674
Anhui Conch Cement Co. Ltd., Class H	16,195	104,188
Anhui Gujing Distillery Co. Ltd., Class A	660	23,842
Anhui Gujing Distillery Co. Ltd., Class B	1,400	18,573
ANTA Sports Products Ltd.	15,238	233,782
Asymchem Laboratories Tianjin Co. Ltd., Class A	460	18,654
Autobio Diagnostics Co. Ltd., Class A	500	9,473
Autohome, Inc., ADR(a)	813	92,715
Avic Capital Co. Ltd., Class A	2,300	1,458
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,550	27,063
AVIC Shenyang Aircraft Co. Ltd., Class A	1,555	19,445
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	4,200	20,509

AviChina Industry & Technology Co. Ltd., Class H	39,821	26,953
Baidu, Inc., ADR*	3,699	1,048,519
Bank of Beijing Co. Ltd., Class A	16,300	11,988
Bank of Chengdu Co. Ltd., Class A	8,955	15,189
Bank of China Ltd., Class A	35,100	17,535
Bank of China Ltd., Class H	1,054,093	369,645
Bank of Communications Co. Ltd., Class A	33,700	23,747
Bank of Communications Co. Ltd., Class H	94,224	53,207
Bank of Hangzhou Co. Ltd., Class A	5,960	14,722
Bank of Jiangsu Co. Ltd., Class A	16,222	14,382
Bank of Nanjing Co. Ltd., Class A	8,400	11,398
Bank of Ningbo Co. Ltd., Class A	4,200	25,969
Bank of Shanghai Co. Ltd., Class A	12,540	16,203
Baoshan Iron & Steel Co. Ltd., Class A	14,000	16,233
Baozun, Inc., ADR*	695	31,921
BBMG Corp., Class A	22,100	9,746
BeiGene Ltd., ADR*	629	201,280
Beijing Capital International Airport Co. Ltd., Class H	28,744	22,420
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	3,235
Beijing New Building Materials PLC, Class A	1,770	13,198
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	2,407	17,529
Beijing Shiji Information Technology Co. Ltd., Class A	200	1,083
Beijing Shunxin Agriculture Co. Ltd., Class A	800	6,735
Beijing Sinnet Technology Co. Ltd., Class A	1,800	5,284
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,440	7,791
Betta Pharmaceuticals Co. Ltd., Class A	600	10,932
BGI Genomics Co. Ltd., Class A	600	12,767
Bilibili, Inc., ADR*	1,617	203,693
BOE Technology Group Co. Ltd., Class A	31,800	29,861
BYD Co. Ltd., Class A	1,300	39,542
BYD Co. Ltd., Class H	10,752	273,359
BYD Electronic International Co. Ltd.	9,829	54,807
Caitong Securities Co. Ltd., Class A	7,080	12,259
CanSino Biologics, Inc., Class H, 144A*(a)	952	45,290
CGN Power Co. Ltd., Class H, 144A	133,391	29,408
Changchun High & New Technology Industry Group, Inc., Class A	360	23,365
Changjiang Securities Co. Ltd., Class A	1,400	1,565
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	11,533
China Aoyuan Group Ltd.	19,794	18,757
China Bohai Bank Co. Ltd., Class H, 144A*	25,874	14,277
China Cinda Asset Management Co. Ltd., Class H	118,807	23,588
China CITIC Bank Corp. Ltd., Class H	119,110	56,204
China Communications Services Corp. Ltd., Class H	34,794	16,418
China Conch Venture Holdings Ltd.	23,247	103,401
China Construction Bank Corp., Class A	10,400	11,642
China Construction Bank Corp., Class H	1,323,975	1,063,420
China East Education Holdings Ltd., 144A	6,225	14,013
China Eastern Airlines Corp. Ltd., Class A	22,000	16,011
China Everbright Bank Co. Ltd., Class A	55,000	34,770
China Everbright Bank Co. Ltd., Class H	25,782	11,168
China Evergrande Group	25,065	51,316
China Feihe Ltd., 144A	13,324	36,503
China Film Co. Ltd., Class A	500	1,027
China Fortune Land Development Co. Ltd., Class A	3,250	4,249
China Galaxy Securities Co. Ltd., Class H	61,678	38,089
China Gezhouba Group Co. Ltd., Class A	1,200	1,249
China Greatwall Technology Group Co. Ltd., Class A	3,300	8,787
China Hongqiao Group Ltd.	29,697	36,832
China Huarong Asset Management Co. Ltd., Class H, 144A	85,265	10,113
China International Capital Corp. Ltd., Class H, 144A*	18,495	42,682
China Jushi Co. Ltd., Class A	4,000	13,846
China Lesso Group Holdings Ltd.	15,426	28,519
China Life Insurance Co. Ltd., Class A	2,400	12,271
China Life Insurance Co. Ltd., Class H	103,844	219,029
China Literature Ltd., 144A*	4,357	40,613
China Longyuan Power Group Corp. Ltd., Class H	43,594	64,859
China Medical System Holdings Ltd.	18,249	28,515
China Meidong Auto Holdings Ltd.	7,354	27,969
China Merchants Bank Co. Ltd., Class A	17,963	141,533
China Merchants Bank Co. Ltd., Class H	53,186	408,335
China Merchants Energy Shipping Co. Ltd., Class A	7,700	6,209
China Merchants Securities Co. Ltd., Class A	6,100	20,485
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	10,700	21,217
China Minsheng Banking Corp. Ltd., Class A	30,600	24,440
China Minsheng Banking Corp. Ltd., Class H	77,730	46,399
China Molybdenum Co. Ltd., Class A	15,700	16,219
China Molybdenum Co. Ltd., Class H	51,180	39,590
China National Building Material Co. Ltd., Class H	53,764	81,515
China National Nuclear Power Co. Ltd., Class A	11,400	9,088
China National Software & Service Co. Ltd., Class A	600	5,382
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	7,000	22,331

China Oilfield Services Ltd., Class H	26,989	31,038
China Pacific Insurance Group Co. Ltd., Class A	4,600	31,343
China Pacific Insurance Group Co. Ltd., Class H	38,462	176,778
China Petroleum & Chemical Corp., Class A	38,600	26,842
China Petroleum & Chemical Corp., Class H	308,463	170,607
China Railway Group Ltd., Class A	18,600	16,376
China Railway Group Ltd., Class H	44,875	23,721
China Resources Pharmaceutical Group Ltd., 144A	22,509	14,365
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	807
China Shenhua Energy Co. Ltd., Class A	3,965	10,852
China Shenhua Energy Co. Ltd., Class H	49,046	93,205
China Shipbuilding Industry Co. Ltd., Class A*	32,085	20,382
China South Publishing & Media Group Co. Ltd., Class A	6,200	9,493
China Southern Airlines Co. Ltd., Class A*	1,800	1,685
China Southern Airlines Co. Ltd., Class H*	17,619	12,039
China Tourism Group Duty Free Corp. Ltd., Class A	1,800	85,458
China Tower Corp. Ltd., Class H, 144A	610,820	91,350
China TransInfo Technology Co. Ltd., Class A	1,700	4,299
China Vanke Co. Ltd., Class A	10,900	55,630
China Vanke Co. Ltd., Class H	20,996	89,057
China Yangtze Power Co. Ltd., Class A	19,600	59,687
China Yuhua Education Corp. Ltd., 144A	17,128	14,177
Chongqing Changan Automobile Co. Ltd., Class A*	1,000	2,799
Chongqing Rural Commercial Bank Co. Ltd., Class H	30,755	13,561
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,616	43,475
CIFI Holdings Group Co. Ltd.	45,501	43,117
CITIC Ltd.	83,196	70,470
CITIC Securities Co. Ltd., Class A	12,400	52,101
CITIC Securities Co. Ltd., Class H	28,429	61,282
Contemporary Amperex Technology Co. Ltd., Class A	1,964	97,581
COSCO SHIPPING Holdings Co. Ltd., Class A*	5,100	9,940
COSCO SHIPPING Holdings Co. Ltd., Class H*	43,616	48,472
Country Garden Holdings Co. Ltd.	95,082	118,294
Country Garden Services Holdings Co. Ltd.	19,843	163,217
CSC Financial Co. Ltd., Class A	2,925	15,930
CSPC Pharmaceutical Group Ltd.	125,968	131,547
Dali Foods Group Co. Ltd., 144A	24,956	15,186
Daqin Railway Co. Ltd., Class A	12,100	12,183
Daqo New Energy Corp., ADR*	713	74,330
DHC Software Co. Ltd., Class A	800	944
Dong-E-E-Jiao Co. Ltd., Class A	200	1,094
Dongfang Electric Corp. Ltd., Class A	7,080	12,936
Dongfeng Motor Group Co. Ltd., Class H	36,977	34,038
Dongxing Securities Co. Ltd., Class A	600	1,061
DouYu International Holdings Ltd., ADR*(a)	1,249	17,911
East Money Information Co. Ltd., Class A	6,144	28,780
ENN Energy Holdings Ltd.	11,059	169,525
Eve Energy Co. Ltd., Class A	1,967	25,931
Ever Sunshine Lifestyle Services Group Ltd.	9,349	23,022
Everbright Securities Co. Ltd., Class A	4,800	11,398
Fangda Carbon New Material Co. Ltd., Class A*	834	991
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	3,837
Financial Street Holdings Co. Ltd., Class A	800	749
First Capital Securities Co. Ltd., Class A	900	1,100
Focus Media Information Technology Co. Ltd., Class A	11,720	19,788
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,520	67,104
Fosun International Ltd.	37,455	56,208
Founder Securities Co. Ltd., Class A*	14,700	19,493
Foxconn Industrial Internet Co. Ltd., Class A	3,700	7,879
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	15,332
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	6,288	38,588
Ganfeng Lithium Co. Ltd., Class A	1,200	18,321
GDS Holdings Ltd., ADR*(a)	1,204	123,001
Gemdale Corp., Class A	7,300	14,272
Genscript Biotech Corp.*	15,324	26,434
GF Securities Co. Ltd., Class A	6,700	16,540
GF Securities Co. Ltd., Class H	18,517	26,260
Giant Network Group Co. Ltd., Class A	300	780
Gigadevice Semiconductor Beijing, Inc., Class A	458	13,594
GoerTek, Inc., Class A	2,100	10,362
GOME Retail Holdings Ltd.*	143,646	42,225
Great Wall Motor Co. Ltd., Class H	44,139	128,323
Greenland Holdings Corp. Ltd., Class A	12,173	10,567
Greentown China Holdings Ltd.	10,412	15,518
Greentown Service Group Co. Ltd.	15,888	16,141
GSX Techedu, Inc., ADR*(a)	1,053	108,301
Guangdong Haid Group Co. Ltd., Class A	1,885	23,107
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,000	4,718
Guangzhou Automobile Group Co. Ltd., Class H	40,107	37,230
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,238

Guangzhou Haige Communications Group, Inc. Co., Class A	600	878
Guangzhou R&F Properties Co. Ltd., Class H	21,065	28,136
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	11,781
Guosen Securities Co. Ltd., Class A	6,400	12,029
Guotai Junan Securities Co. Ltd., Class A	6,100	15,670
Guoyuan Securities Co. Ltd., Class A	6,630	8,168
Haidilao International Holding Ltd., 144A	11,589	95,100
Haier Smart Home Co. Ltd., Class A	4,000	17,837
Haier Smart Home Co. Ltd., Class H*	27,722	105,435
Haitian International Holdings Ltd.	9,929	34,115
Haitong Securities Co. Ltd., Class A	7,800	14,540
Haitong Securities Co. Ltd., Class H	40,364	36,896
Hangzhou Robam Appliances Co. Ltd., Class A	200	1,166
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	13,006
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A*	1,484	29,043
Hansoh Pharmaceutical Group Co. Ltd., 144A*	17,545	89,349
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	16,384
Hengan International Group Co. Ltd.	9,766	67,613
Hengli Petrochemical Co. Ltd., Class A	5,910	32,933
Hengtong Optic-electric Co. Ltd., Class A	420	831
Hengyi Petrochemical Co. Ltd., Class A	7,241	20,063
Hesteel Co. Ltd., Class A*	2,700	920
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	10,376
Hua Hong Semiconductor Ltd., 144A*	6,550	40,070
Huaan Securities Co. Ltd., Class A	900	935
Huadian Power International Corp. Ltd., Class A	2,000	987
Huadong Medicine Co. Ltd., Class A	3,000	14,728
Hualan Biological Engineering, Inc., Class A	2,573	16,972
Huaneng Power International, Inc., Class A	1,200	746
Huaneng Power International, Inc., Class H	47,642	16,277
Huatai Securities Co. Ltd., Class A	9,300	24,621
Huatai Securities Co. Ltd., Class H, 144A	15,737	23,413
Huaxia Bank Co. Ltd., Class A	14,100	13,566
Huaxin Cement Co. Ltd., Class A	1,500	5,178
Huayu Automotive Systems Co. Ltd., Class A	2,800	11,139
Huazhu Group Ltd., ADR*(a)	2,228	129,536
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	618
Hundsun Technologies, Inc., Class A	1,588	21,400
HUYA, Inc., ADR*(a)	845	22,266
Iflytek Co. Ltd., Class A	3,050	22,672
Industrial & Commercial Bank of China Ltd., Class A	47,400	39,247
Industrial & Commercial Bank of China Ltd., Class H	836,330	545,588
Industrial Bank Co. Ltd., Class A	20,100	76,489
Industrial Securities Co. Ltd., Class A	14,500	20,278
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	11,825
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	8,807
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,100	47,315
Innovent Biologics, Inc., 144A*	14,016	144,380
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	7,669
Intco Medical Technology Co. Ltd., Class A	300	9,849
iQIYI, Inc., ADR*(a)	3,788	95,950
Jafron Biomedical Co. Ltd., Class A	950	11,497
JCET Group Co. Ltd., Class A*	1,800	10,980
JD Health International, Inc., 144A*	2,755	50,366
JD.com, Inc., ADR*	11,839	1,111,327
Jiangsu Expressway Co. Ltd., Class H	22,354	25,967
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	19,511
Jiangsu Hengrui Medicine Co. Ltd., Class A	4,732	74,276
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,640	20,040
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,500	43,713
Jiangxi Copper Co. Ltd., Class A	500	2,151
Jiangxi Copper Co. Ltd., Class H	19,187	46,555
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	7,149
Jinke Properties Group Co. Ltd., Class A	1,400	1,608
Jinxin Fertility Group Ltd., 144A	15,430	34,853
Jiumaojiu International Holdings Ltd., 144A*	8,154	32,011
Jointown Pharmaceutical Group Co. Ltd., Class A*	500	1,301
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	7,833
JOYY, Inc., ADR(a)	792	93,377
Juewei Food Co. Ltd., Class A	1,200	16,066
Kaisa Group Holdings Ltd.*	40,755	21,122
KE Holdings, Inc., ADR*(a)	1,664	106,213
Kingdee International Software Group Co. Ltd.*	34,187	122,750
Kingsoft Cloud Holdings Ltd., ADR*	706	41,569
Kingsoft Corp. Ltd.	11,962	83,896
Koolearn Technology Holding Ltd., 144A*(a)	3,332	9,322
Kuaishou Technology, 144A*	2,700	107,492
Kweichow Moutai Co. Ltd., Class A	1,000	327,312
KWG Group Holdings Ltd.	21,119	32,020

Lenovo Group Ltd.	102,776	129,986
Lens Technology Co. Ltd., Class A	3,700	17,828
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	14,822
Li Auto, Inc., ADR*	2,529	64,161
Li Ning Co. Ltd.	29,886	167,993
Liaoning Cheng Da Co. Ltd., Class A	400	1,359
Lingyi iTech Guangdong Co., Class A	6,890	10,804
Logan Group Co. Ltd.	20,021	31,181
Lomon Billions Group Co. Ltd., Class A	2,300	14,320
Longfor Group Holdings Ltd., 144A	25,187	149,373
LONGi Green Energy Technology Co. Ltd., Class A	3,150	50,736
Lufax Holding Ltd., ADR*	2,521	37,865
Luxshare Precision Industry Co. Ltd., Class A	6,370	45,672
Luzhou Laojiao Co. Ltd., Class A	1,200	43,520
Mango Excellent Media Co. Ltd., Class A	2,603	25,747
Maxscend Microelectronics Co. Ltd., Class A	100	9,714
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	9,148
Meituan, Class B, 144A*	49,465	2,168,273
Metallurgical Corp. of China Ltd., Class A	21,700	11,075
Microport Scientific Corp.	9,796	57,654
Midea Group Co. Ltd., Class A	2,900	41,621
Ming Yuan Cloud Group Holdings Ltd.*	5,316	30,088
Minth Group Ltd.	9,814	43,146
Momo, Inc., ADR	2,082	32,979
Muyuan Foods Co. Ltd., Class A	2,832	49,736
NanJi E-Commerce Co. Ltd., Class A	3,900	6,362
Nanjing Securities Co. Ltd., Class A	4,000	6,476
NARI Technology Co. Ltd., Class A	3,870	16,941
NAURA Technology Group Co. Ltd., Class A	565	15,629
NavInfo Co. Ltd., Class A	2,200	5,539
NetEase, Inc., ADR	5,683	624,278
New China Life Insurance Co. Ltd., Class A	2,100	16,867
New China Life Insurance Co. Ltd., Class H	11,437	43,646
New Hope Liuhe Co. Ltd., Class A	4,300	15,959
New Oriental Education & Technology Group, Inc., ADR*	2,080	369,450
Ninestar Corp., Class A	200	847
Ningbo Joyson Electronic Corp., Class A	1,500	4,973
NIO, Inc., ADR*	17,701	810,352
Noah Holdings Ltd., ADR*(a)	483	21,590
Nongfu Spring Co. Ltd., Class H, 144A*	3,756	24,938
Oceanwide Holdings Co. Ltd., Class A	11,900	5,541
Offcn Education Technology Co. Ltd., Class A	2,700	13,563
Offshore Oil Engineering Co. Ltd., Class A	14,000	10,577
OFILM Group Co. Ltd., Class A	4,100	6,714
Oppein Home Group, Inc., Class A	460	10,748
Orient Securities Co. Ltd., Class A	11,600	17,153
Oriental Pearl Group Co. Ltd., Class A	910	1,211
People’s Insurance Co. Group of China Ltd., Class A	6,700	6,333
People’s Insurance Co. Group of China Ltd., Class H	113,086	35,137
Perfect World Co. Ltd., Class A	2,250	8,188
PetroChina Co. Ltd., Class A	13,632	9,164
PetroChina Co. Ltd., Class H	304,988	109,311
Pharmaron Beijing Co. Ltd., Class H, 144A	1,384	23,660
PICC Property & Casualty Co. Ltd., Class H	72,546	54,902
Pinduoduo, Inc., ADR*	5,399	924,093
Ping An Bank Co. Ltd., Class A	18,600	61,316
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	7,088	102,439
Ping An Insurance Group Co. of China Ltd., Class A	10,400	136,593
Ping An Insurance Group Co. of China Ltd., Class H	81,073	996,107
Poly Developments and Holdings Group Co. Ltd., Class A	13,600	32,587
Poly Property Services Co. Ltd.(a)	1,712	11,268
Postal Savings Bank of China Co. Ltd., Class A	13,800	13,022
Postal Savings Bank of China Co. Ltd., Class H, 144A	144,292	107,338
Power Construction Corp. of China Ltd., Class A	12,201	7,281
RiseSun Real Estate Development Co. Ltd., Class A	8,800	9,010
RLX Technology, Inc., ADR*(a)	1,612	28,226
Rongsheng Petro Chemical Co. Ltd., Class A	4,250	22,051
SAIC Motor Corp. Ltd., Class A	7,700	25,229
Sanan Optoelectronics Co. Ltd., Class A	4,200	19,389
Sangfor Technologies, Inc., Class A	375	15,340
Sany Heavy Industry Co. Ltd., Class A	5,900	37,399
SDIC Capital Co. Ltd., Class A	6,600	12,456
SDIC Power Holdings Co. Ltd., Class A	5,900	7,596
Seazen Group Ltd.*	33,161	40,188
Seazen Holdings Co. Ltd., Class A	2,200	17,283
SF Holding Co. Ltd., Class A	3,535	57,210
Shaanxi Coal Industry Co. Ltd., Class A	7,100	11,736
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,155
Shandong Gold Mining Co. Ltd., Class A	4,536	15,534
Shandong Gold Mining Co. Ltd., Class H, 144A	4,538	9,162
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,200	7,877
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	35,508	60,977
Shanghai Baosight Software Co. Ltd., Class A	1,000	8,829
Shanghai Electric Group Co. Ltd., Class A*	2,000	1,721

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	12,068
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	7,951	37,518
Shanghai International Airport Co. Ltd., Class A	900	8,587
Shanghai International Port Group Co. Ltd., Class A	11,400	8,385
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	17,749
Shanghai M&G Stationery, Inc., Class A	1,475	17,660
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,578
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	12,607	23,113
Shanghai Pudong Development Bank Co. Ltd., Class A	30,800	50,055
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	6,597
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,040	807
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	618
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	5,247
Shanxi Securities Co. Ltd., Class A	4,050	4,577
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	33,794
Shenergy Co. Ltd., Class A	1,100	884
Shengyi Technology Co. Ltd., Class A	2,455	9,267
Shennan Circuits Co. Ltd., Class A	658	11,161
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	15,542
Shenzhen Energy Group Co. Ltd., Class A	14,760	13,109
Shenzhen Goodix Technology Co. Ltd., Class A	565	12,032
Shenzhen Inovance Technology Co. Ltd., Class A	1,800	23,672
Shenzhen Kangtai Biological Products Co. Ltd., Class A	470	11,091
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	908	58,522
Shenzhen Overseas Chinese Town Co. Ltd., Class A	17,700	22,052
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	1,192
Shenzhen Sunway Communication Co. Ltd., Class A	1,100	5,750
Shenzhou International Group Holdings Ltd.	11,150	231,583
Sichuan Chuantou Energy Co. Ltd., Class A	12,600	20,846
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,338
Silergy Corp.	940	90,448
SINA Corp.*(a)	816	35,227
Sinolink Securities Co. Ltd., Class A	800	1,591
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	685
Sinopharm Group Co. Ltd., Class H	18,108	42,396
Sinotruk Hong Kong Ltd.	11,437	36,494
Smoore International Holdings Ltd., 144A*	8,779	71,249
Songcheng Performance Development Co. Ltd., Class A	2,520	7,829
SooChow Securities Co. Ltd., Class A	1,040	1,373
Spring Airlines Co. Ltd., Class A	1,200	11,398
Sunac China Holdings Ltd.	35,994	154,065
Sungrow Power Supply Co. Ltd., Class A	1,200	16,001
Suning.com Co. Ltd., Class A(b)	8,800	9,498
Sunny Optical Technology Group Co. Ltd.	9,797	245,037
Sunwoda Electronic Co. Ltd., Class A	1,800	6,864
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	8,334
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	1,038
TAL Education Group, ADR*	5,300	410,962
TBEA Co. Ltd., Class A	3,700	6,920
TCL Technology Group Corp., Class A	12,800	16,243
Tencent Holdings Ltd.	78,928	6,741,460
Tencent Music Entertainment Group, ADR*	5,318	136,779
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,200	12,967
Tianma Microelectronics Co. Ltd., Class A	1,000	2,316
Tingyi Cayman Islands Holding Corp.	28,975	58,201
Tongcheng-Elong Holdings Ltd.*	12,560	29,504
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	756
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,191
Tongwei Co. Ltd., Class A	3,100	22,456
Topchoice Medical Corp., Class A*	455	18,591
Topsports International Holdings Ltd., 144A	19,764	29,048
TravelSky Technology Ltd., Class H	13,127	33,137
Trip.com Group Ltd., ADR*	6,464	255,005
Tsingtao Brewery Co. Ltd., Class A	200	2,456
Tsingtao Brewery Co. Ltd., Class H	6,783	55,662
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	11,981
Uni-President China Holdings Ltd.	21,376	25,685
Unisplendour Corp. Ltd., Class A	2,954	9,788
Venustech Group, Inc., Class A	1,000	4,771
Vipshop Holdings Ltd., ADR*	6,210	231,757
Walvax Biotechnology Co. Ltd., Class A	1,300	9,182
Wanhua Chemical Group Co. Ltd., Class A	3,115	62,824
Want Want China Holdings Ltd.	62,391	45,045
Weibo Corp., ADR*	887	48,936

Weichai Power Co. Ltd., Class A	5,900	20,059
Weichai Power Co. Ltd., Class H	27,788	81,324
Weifu High-Technology Group Co. Ltd., Class A	200	710
Weimob, Inc., 144A*	21,567	62,701
Wens Foodstuffs Group Co. Ltd., Class A	7,480	20,956
Western Securities Co. Ltd., Class A	900	1,311
Will Semiconductor Co. Ltd., Class A	618	26,965
Wingtech Technology Co. Ltd., Class A	1,035	16,090
Winning Health Technology Group Co. Ltd., Class A	2,470	6,402
Wuhan Guide Infrared Co. Ltd., Class A	1,870	11,326
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	4,340
Wuliangye Yibin Co. Ltd., Class A	3,100	133,837
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,000	5,341
WuXi AppTec Co. Ltd., Class A	1,631	36,133
WuXi AppTec Co. Ltd., Class H, 144A	3,370	70,255
Wuxi Biologics Cayman, Inc., 144A*	44,709	553,642
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,000	12,937
XCMG Construction Machinery Co. Ltd., Class A	8,400	9,066
Xiamen C & D, Inc., Class A	700	896
Xiaomi Corp., Class B, 144A*	196,983	642,519
Xinhu Zhongbao Co. Ltd., Class A	2,200	1,062
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	12,458
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	8,785	18,801
Xinyi Solar Holdings Ltd.	60,102	126,303
XPeng, Inc., ADR*(a)	2,363	80,602
Yadea Group Holdings Ltd., 144A	14,612	31,799
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	7,208
Yanzhou Coal Mining Co. Ltd., Class H	23,245	21,547
Yealink Network Technology Corp. Ltd., Class A	900	10,509
Yifeng Pharmacy Chain Co. Ltd., Class A	1,100	14,943
Yihai International Holding Ltd.*	6,865	93,994
Yonghui Superstores Co. Ltd., Class A	7,800	8,671
Yonyou Network Technology Co. Ltd., Class A	2,697	15,345
Yum China Holdings, Inc.	5,472	327,444
Yunda Holding Co. Ltd., Class A	1,560	4,039
Yunnan Baiyao Group Co. Ltd., Class A	1,000	20,170
Yunnan Energy New Material Co. Ltd., Class A	800	13,077
Zai Lab Ltd., ADR*	958	141,324
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	22,935
Zhaojin Mining Industry Co. Ltd., Class H	14,799	14,977
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	8,018
Zhejiang Chint Electrics Co. Ltd., Class A	3,300	17,432
Zhejiang Dahua Technology Co. Ltd., Class A	5,600	18,090
Zhejiang Expressway Co. Ltd., Class H	27,271	23,803
Zhejiang Huayou Cobalt Co. Ltd., Class A*	752	10,359
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	13,517
Zhejiang NHU Co. Ltd., Class A	4,245	28,381
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,205	19,406
Zhejiang Supor Co. Ltd., Class A	945	10,972
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,177
Zhenro Properties Group Ltd.(a)	26,409	17,364
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	5,859	39,393
Zhongji Innolight Co. Ltd., Class A	700	4,954
Zhongjin Gold Corp. Ltd., Class A	900	1,293
Zhongsheng Group Holdings Ltd.	7,906	48,925
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,120	30,981
Zijin Mining Group Co. Ltd., Class A	24,700	46,426
Zijin Mining Group Co. Ltd., Class H	72,898	108,081
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	15,468
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	19,474	29,676
ZTE Corp., Class A	2,900	14,202
ZTE Corp., Class H	11,052	28,184
ZTO Express Cayman, Inc., ADR	5,640	190,294

(Cost $24,174,096)		42,114,124

Colombia - 0.1%
Bancolombia SA	3,210	27,638
Ecopetrol SA	61,625	38,019
Grupo de Inversiones Suramericana SA	3,686	23,923
Interconexion Electrica SA ESP	6,162	40,213

(Cost $130,960)		129,793

Cyprus - 0.1%
Polymetal International PLC	3,332	66,335
TCS Group Holding PLC, GDR	1,592	82,610

(Cost $123,497)		148,945

Czech Republic - 0.1%
CEZ AS	2,056	50,142
Komercni banka AS*	1,210	37,822
Moneta Money Bank AS, 144A*	7,398	26,944

(Cost $105,380)		114,908

Egypt - 0.1%
Commercial International Bank Egypt SAE	20,133	79,968
Eastern Co. SAE	17,485	16,538
ElSewedy Electric Co.	16,555	10,049

(Cost $110,867)		106,555

Greece - 0.1%
FF Group*(b)	1,458	8,444
Hellenic Telecommunications Organization SA	3,335	51,263
JUMBO SA	1,463	24,042
OPAP SA	2,882	38,737

(Cost $124,483)		122,486

Hong Kong - 2.3%
Alibaba Health Information Technology Ltd.*	55,328	185,462
Alibaba Pictures Group Ltd.*	164,638	22,924
Beijing Enterprises Holdings Ltd.	7,860	27,209
Beijing Enterprises Water Group Ltd.*	70,467	27,891
Bosideng International Holdings Ltd.(a)	52,091	21,961
Brilliance China Automotive Holdings Ltd.	44,597	40,018
China Education Group Holdings Ltd.	10,753	19,991
China Everbright Environment Group Ltd.	47,553	27,221
China Everbright Ltd.	15,996	20,664
China Gas Holdings Ltd.	36,221	145,931
China Jinmao Holdings Group Ltd.	83,744	34,873
China Mengniu Dairy Co. Ltd.*	36,452	199,262
China Merchants Port Holdings Co. Ltd.	19,020	27,709
China Overseas Land & Investment Ltd.	47,818	121,079
China Overseas Property Holdings Ltd.	19,032	12,538
China Power International Development Ltd.	62,334	13,340
China Resources Beer Holdings Co. Ltd.	19,155	144,469
China Resources Cement Holdings Ltd.	34,231	40,778
China Resources Gas Group Ltd.	13,972	69,802
China Resources Land Ltd.	42,225	200,606
China Resources Power Holdings Co. Ltd.	26,902	31,319
China State Construction International Holdings Ltd.	19,501	13,451
China Taiping Insurance Holdings Co. Ltd.	21,920	47,251
China Traditional Chinese Medicine Holdings Co. Ltd.	39,475	23,665
China Youzan Ltd.*	191,198	81,839
COSCO SHIPPING Ports Ltd.	28,790	20,934
Far East Horizon Ltd.	28,183	30,303
Geely Automobile Holdings Ltd.	82,141	266,869
Guangdong Investment Ltd.	41,869	74,924
Hopson Development Holdings Ltd.	8,364	27,444
Hutchison China MediTech Ltd., ADR*	950	27,303
Kingboard Holdings Ltd.	9,268	42,777
Kingboard Laminates Holdings Ltd.	18,681	31,888
Kunlun Energy Co. Ltd.	51,118	46,989
Lee & Man Paper Manufacturing Ltd.	18,661	17,298
Nine Dragons Paper Holdings Ltd.	25,654	41,409
Shenzhen International Holdings Ltd.	17,701	29,302
Shenzhen Investment Ltd.	46,741	16,813
Shimao Group Holdings Ltd.	17,365	57,201
Sino Biopharmaceutical Ltd.	145,976	162,416
SSY Group Ltd.	24,850	13,232
Sun Art Retail Group Ltd.	25,367	21,912
Vinda International Holdings Ltd.(a)	5,708	17,036
Wharf Holdings Ltd.	16,738	39,490
Yuexiu Property Co. Ltd.	106,372	23,588

(Cost $1,798,112)		2,610,381

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC*	6,684	47,963
OTP Bank Nyrt*	3,161	143,607
Richter Gedeon Nyrt	1,924	54,879

(Cost $169,156)		246,449

India - 9.0%
ACC Ltd.	1,132	26,699
Adani Green Energy Ltd.*	5,463	86,225
Adani Ports & Special Economic Zone Ltd.	7,014	64,513
Ambuja Cements Ltd.	9,334	34,740
Apollo Hospitals Enterprise Ltd.	1,231	51,238
Asian Paints Ltd.	5,489	170,097
Aurobindo Pharma Ltd.	3,761	43,770
Avenue Supermarts Ltd., 144A*	2,315	94,326
Axis Bank Ltd.*	8,075	79,646
Axis Bank Ltd., GDR*	4,537	223,220
Bajaj Auto Ltd.	1,046	54,071
Bajaj Finance Ltd.	3,806	272,684
Bajaj Finserv Ltd.	554	72,740
Balkrishna Industries Ltd.	1,326	28,113
Bandhan Bank Ltd., 144A*	10,798	50,732
Berger Paints India Ltd.	3,036	28,088
Bharat Forge Ltd.	4,002	33,223
Bharat Petroleum Corp. Ltd.	9,100	55,707
Bharti Airtel Ltd.	33,541	253,914
Biocon Ltd.*	4,341	23,050
Britannia Industries Ltd.	1,585	72,553
Cipla Ltd.	5,697	61,017
Coal India Ltd.	16,373	33,911
Colgate-Palmolive India Ltd.	1,797	38,667
Container Corp. Of India Ltd.	3,624	27,511
Dabur India Ltd.	6,683	45,754
Divi’s Laboratories Ltd.*	1,875	85,811
DLF Ltd.	8,537	35,142
Dr. Reddy’s Laboratories Ltd., ADR	1,701	102,009
Eicher Motors Ltd.	1,925	65,453
GAIL India Ltd.	25,302	48,824
Godrej Consumer Products Ltd.*	5,794	54,120
Grasim Industries Ltd.	3,898	63,696
Havells India Ltd.	2,677	40,274
HCL Technologies Ltd.	15,208	188,214
HDFC Asset Management Co. Ltd., 144A	687	27,458
HDFC Life Insurance Co. Ltd., 144A*	10,388	99,045
Hero MotoCorp Ltd.	1,379	60,501

Hindalco Industries Ltd.	22,172	102,661
Hindustan Petroleum Corp. Ltd.	8,113	26,767
Hindustan Unilever Ltd.	11,447	332,116
Housing Development Finance Corp. Ltd.	23,378	807,867
ICICI Bank Ltd.*	48,952	398,191
ICICI Bank Ltd., ADR*(a)	10,048	166,897
ICICI Lombard General Insurance Co. Ltd., 144A*	2,812	54,568
ICICI Prudential Life Insurance Co. Ltd., 144A*	4,780	30,023
Indian Oil Corp. Ltd.	29,512	39,378
Indraprastha Gas Ltd.	3,185	21,322
Indus Towers Ltd.	9,127	32,019
Info Edge India Ltd.*	893	59,671
Infosys Ltd.	24,634	420,137
Infosys Ltd., ADR	21,960	375,955
InterGlobe Aviation Ltd., 144A*	1,449	31,943
Ipca Laboratories Ltd.	1,048	26,377
ITC Ltd.	41,250	114,429
JSW Steel Ltd.	11,946	64,286
Jubilant Foodworks Ltd.	996	40,592
Kotak Mahindra Bank Ltd.*	7,805	189,095
Larsen & Toubro Infotech Ltd., 144A	741	36,300
Larsen & Toubro Ltd.	9,452	185,541
Lupin Ltd.	3,423	47,436
Mahindra & Mahindra Ltd.	11,041	121,160
Marico Ltd.	5,368	29,041
Maruti Suzuki India Ltd.	1,895	177,061
Motherson Sumi Systems Ltd.	14,076	40,992
MRF Ltd.	31	35,646
Muthoot Finance Ltd.	1,858	32,862
Nestle India Ltd.	455	99,697
NTPC Ltd.	57,246	83,588
Oil & Natural Gas Corp. Ltd.	31,258	47,216
Page Industries Ltd.	88	33,631
Petronet LNG Ltd.	10,824	37,582
PI Industries Ltd.	1,242	36,796
Pidilite Industries Ltd.	1,869	42,880
Piramal Enterprises Ltd.	1,350	33,605
Power Grid Corp. of India Ltd.	24,881	72,559
REC Ltd.	13,897	25,625
Reliance Industries Ltd., GDR, 144A	19,428	1,115,167
SBI Life Insurance Co. Ltd., 144A*	5,376	63,421
Shree Cement Ltd.*	114	41,113
Shriram Transport Finance Co. Ltd.	2,519	43,978
Siemens Ltd.	1,003	25,251
State Bank of India*	23,384	124,151
Sun Pharmaceutical Industries Ltd.	12,082	97,761
Tata Consultancy Services Ltd.	12,985	511,431
Tata Consumer Products Ltd.	8,602	71,306
Tata Motors Ltd., ADR*	5,045	110,940
Tata Steel Ltd.	9,648	93,894
Tech Mahindra Ltd.	8,982	112,310
Titan Co. Ltd.	4,520	86,537
Torrent Pharmaceuticals Ltd.	745	24,617
Trent Ltd.	2,702	29,734
UltraTech Cement Ltd.	1,468	122,159
United Spirits Ltd.*	3,941	28,697
UPL Ltd.	7,062	53,966
Vedanta Ltd.	27,546	77,707
Wipro Ltd., ADR	8,076	49,506
Wipro Ltd.	6,470	36,125
Yes Bank Ltd.*	125,242	26,843
Zee Entertainment Enterprises Ltd.	11,848	32,407

(Cost $6,936,885)		10,429,289

Indonesia - 1.3%
Aneka Tambang Tbk	113,639	22,664
PT Adaro Energy Tbk	136,829	11,338
PT Astra International Tbk	285,566	108,291
PT Bank Central Asia Tbk	134,331	316,489
PT Bank Mandiri Persero Tbk*	259,019	111,866
PT Bank Negara Indonesia Persero Tbk	117,585	49,131
PT Bank Rakyat Indonesia Persero Tbk*	764,082	252,727
PT Barito Pacific Tbk*	422,704	32,653
PT Charoen Pokphand Indonesia Tbk	103,073	44,515
PT Gudang Garam Tbk*	7,472	19,152
PT Indah Kiat Pulp & Paper Corp. Tbk	35,961	33,272
PT Indocement Tunggal Prakarsa Tbk	20,906	18,352
PT Indofood CBP Sukses Makmur Tbk	32,763	19,729
PT Indofood Sukses Makmur Tbk	54,381	23,104
PT Kalbe Farma Tbk	260,804	26,923
PT Merdeka Copper Gold Tbk*	109,599	21,781
PT Perusahaan Gas Negara Tbk	83,595	8,453
PT Sarana Menara Nusantara Tbk	255,514	22,698
PT Semen Indonesia Persero Tbk	47,416	33,964
PT Telekomunikasi Indonesia Persero Tbk	721,054	176,719
PT Unilever Indonesia Tbk	104,455	51,347
PT United Tractors Tbk	23,524	37,252

(Cost $1,325,067)		1,442,420

Kuwait - 0.5%
Agility Public Warehousing Co. KSC	14,626	31,890
Boubyan Bank KSCP	17,198	31,362
Kuwait Finance House KSCP	61,550	146,809
Mabanee Co KPSC	4,767	11,055
Mobile Telecommunications Co. KSC	27,185	56,310
National Bank of Kuwait SAKP	93,349	254,420

(Cost $520,410)		531,846

Luxembourg - 0.0%
Reinet Investments SCA
(Cost $36,895)	1,964	36,683

Malaysia - 1.4%
AMMB Holdings Bhd	30,746	24,004
Axiata Group Bhd	40,099	35,170
CIMB Group Holdings Bhd	90,584	96,906
Dialog Group Bhd	54,836	43,760
DiGi.Com Bhd	42,860	39,180
Fraser & Neave Holdings Bhd	1,800	13,902
Gamuda Bhd*	24,985	20,556
Genting Bhd	30,067	34,246
Genting Malaysia Bhd	45,934	32,798
Genting Plantations Bhd	2,900	6,807
HAP Seng Consolidated Bhd	8,151	17,138
Hartalega Holdings Bhd	24,702	61,030
Hong Leong Bank Bhd	9,641	42,875
Hong Leong Financial Group Bhd	2,700	11,314
IHH Healthcare Bhd	30,535	38,324
IOI Corp. Bhd	30,394	32,140
Kossan Rubber Industries	20,200	19,713
Kuala Lumpur Kepong Bhd	6,510	37,797
Malayan Banking Bhd	56,165	111,428
Malaysia Airports Holdings Bhd	16,200	23,975
Maxis Bhd	30,096	35,320
MISC Bhd	19,200	32,162
Nestle Malaysia Bhd	800	27,256
Petronas Chemicals Group Bhd	35,424	65,028
Petronas Dagangan Bhd	3,604	17,808
Petronas Gas Bhd	10,235	41,471
PPB Group Bhd	9,462	44,043
Press Metal Aluminium Holdings Bhd	18,500	44,290
Public Bank Bhd	196,610	202,075
QL Resources Bhd	17,100	25,983
RHB Bank Bhd	22,853	30,602
Sime Darby Bhd	34,123	19,138
Sime Darby Plantation Bhd	26,823	32,473
Supermax Corp. Bhd	18,824	22,510
Telekom Malaysia Bhd	18,945	28,739
Tenaga Nasional Bhd	29,505	73,626
Top Glove Corp. Bhd	65,400	84,669
Westports Holdings Bhd	14,807	14,926

(Cost $1,538,035)		1,585,182

Mexico - 1.5%
America Movil SAB de CV, Series L	455,080	291,263
Arca Continental SAB de CV	6,247	28,298
Becle SAB de CV	8,322	17,164
Cemex SAB de CV, Series CPO*	216,889	144,517
Coca-Cola Femsa SAB de CV	8,078	33,897
Fibra Uno Administracion SA de CV REIT	46,548	52,642
Fomento Economico Mexicano SAB de CV	26,314	180,039
Gruma SAB de CV, Class B	3,116	33,962
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,542	56,064
Grupo Aeroportuario del Sureste SAB de CV, Class B*	2,856	53,436
Grupo Bimbo SAB de CV, Series A	22,078	41,473
Grupo Carso SAB de CV, Series A1*	6,458	16,002
Grupo Financiero Banorte SAB de CV, Class O*	35,813	179,844
Grupo Financiero Inbursa SAB de CV, Class O*	25,079	22,608
Grupo Mexico SAB de CV, Series B	40,018	190,000
Grupo Televisa SAB, Series CPO*	34,204	50,895
Industrias Penoles SAB de CV*	2,106	28,906
Infraestructura Energetica Nova SAB de CV*	8,155	28,381
Kimberly-Clark de Mexico SAB de CV, Class A	23,249	37,172
Megacable Holdings SAB de CV, Series CPO	3,395	11,723
Orbia Advance Corp. SAB de CV	15,842	36,945
Promotora y Operadora de Infraestructura SAB de CV	3,568	26,244
Telesites SAB de CV*	13,364	11,798
Wal-Mart de Mexico SAB de CV	72,121	205,735

(Cost $2,302,386)		1,779,008

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR*	3,092	34,197
Credicorp Ltd.	927	148,329
Southern Copper Corp.	1,205	85,953

(Cost $240,105)		268,479

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	32,490	28,225
Aboitiz Power Corp.	22,046	10,996
Ayala Corp.	3,576	55,129
Ayala Land, Inc.	113,224	91,125
Bank of the Philippine Islands	20,304	37,244
BDO Unibank, Inc.	24,745	53,805
Globe Telecom, Inc.	414	17,287
GT Capital Holdings, Inc.	1,465	16,893
International Container Terminal Services, Inc.	15,272	37,739
JG Summit Holdings, Inc.	40,104	53,271
Jollibee Foods Corp.	6,633	24,470
Manila Electric Co.	3,510	19,604
Megaworld Corp.	187,200	13,967
Metro Pacific Investments Corp.	182,127	15,277
Metropolitan Bank & Trust Co.	26,512	27,703
PLDT, Inc.	1,291	34,271
Puregold Price Club, Inc.	13,200	10,066
SM Investments Corp.	3,263	67,856
SM Prime Holdings, Inc.	139,591	104,003
Universal Robina Corp.	12,509	32,922

(Cost $870,146)		751,853

Poland - 0.6%
Allegro.eu SA, 144A*	3,533	60,638
Bank Polska Kasa Opieki SA*	2,618	47,365
CD Projekt SA*	988	62,378
Cyfrowy Polsat SA	4,206	32,099

Dino Polska SA, 144A*	718	47,170
KGHM Polska Miedz SA*	1,948	98,427
LPP SA*	20	41,761
Orange Polska SA*	8,280	13,953
PGE Polska Grupa Energetyczna SA*	9,597	17,020
Polski Koncern Naftowy ORLEN SA	3,563	55,943
Polskie Gornictwo Naftowe i Gazownictwo SA	25,792	38,542
Powszechna Kasa Oszczednosci Bank Polski SA*	11,835	95,185
Powszechny Zaklad Ubezpieczen SA*	8,388	65,515
Santander Bank Polska SA*	581	32,620

(Cost $777,213)		708,616

Qatar - 0.6%
Barwa Real Estate Co.	28,937	25,729
Commercial Bank PSQC	26,336	30,952
Industries Qatar QSC	25,393	80,605
Masraf Al Rayan QSC	51,333	61,105
Mesaieed Petrochemical Holding Co.	62,058	32,037
Ooredoo QPSC	6,867	14,519
Qatar Electricity & Water Co. QSC	7,528	35,968
Qatar Fuel QSC	7,300	33,836
Qatar Gas Transport Co. Ltd.	31,239	28,307
Qatar International Islamic Bank QSC	12,040	27,980
Qatar Islamic Bank SAQ	16,807	72,457
Qatar National Bank QPSC	61,998	293,668

(Cost $642,627)		737,163

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $82,796)	6,179	37,888

Russia - 2.7%
Alrosa PJSC	39,715	53,013
Gazprom PJSC	163,208	479,281
Inter RAO UES PJSC	472,752	32,377
LUKOIL PJSC, ADR	2,221	164,798
LUKOIL PJSC	3,286	247,019
Magnit PJSC, GDR	4,915	66,697
Mail.Ru Group Ltd., GDR*	1,390	37,519
MMC Norilsk Nickel PJSC	882	276,286
Mobile TeleSystems PJSC, ADR	6,351	52,205
Moscow Exchange MICEX-RTS PJSC	19,968	46,330
Novatek PJSC, GDR	1,283	218,623
Novolipetsk Steel PJSC	15,786	47,412
PhosAgro PJSC, GDR	2,070	36,308
Polyus PJSC	498	93,833
Rosneft Oil Co. PJSC, GDR	14,969	103,496
Sberbank of Russia PJSC	147,845	535,577
Severstal PAO	680	12,306
Severstal PAO, GDR	2,164	38,627
Surgutneftegas PJSC, ADR	10,431	44,540
Tatneft PJSC	19,110	134,465
VTB Bank PJSC	34,484,266	17,108
VTB Bank PJSC, GDR	3,169	3,006
X5 Retail Group NV, GDR	1,683	55,542
Yandex NV, Class A*	4,179	269,954

(Cost $2,693,368)		3,066,322

Saudi Arabia - 2.5%
Abdullah Al Othaim Markets Co.	731	23,818
Advanced Petrochemical Co.	1,740	31,455
Al Rajhi Bank	16,939	410,998
Alinma Bank*	11,926	51,513
Almarai Co. JSC	3,293	44,779
Arab National Bank	8,112	41,874
Bank AlBilad	6,035	53,020
Bank Al-Jazira	6,916	24,821
Banque Saudi Fransi	7,845	58,359
Bupa Arabia for Cooperative Insurance Co.*	776	24,705
Co. for Cooperative Insurance*	1,093	23,139
Dar Al Arkan Real Estate Development Co.*	9,461	22,174
Dr Sulaiman Al Habib Medical Services Group Co.	464	14,722
Emaar Economic City*	6,611	16,234
Etihad Etisalat Co.*	5,272	40,343
Jarir Marketing Co.	656	29,910
Mobile Telecommunications Co. Saudi Arabia*	6,923	24,735
National Commercial Bank	20,159	252,626
National Industrialization Co.*	5,760	22,883
Rabigh Refining & Petrochemical Co.*	3,791	14,737
Riyad Bank	18,484	97,583
SABIC Agri-Nutrients Co.	2,813	73,053
Sahara International Petrochemical Co.	5,966	30,224
Samba Financial Group	13,249	119,225
Saudi Airlines Catering Co.	696	13,714
Saudi Arabian Mining Co.*	5,014	68,716
Saudi Arabian Oil Co., 144A	29,275	269,684
Saudi Basic Industries Corp.	12,466	354,320
Saudi British Bank	10,177	65,558
Saudi Cement Co.	1,309	22,128
Saudi Electricity Co.	11,689	65,699
Saudi Industrial Investment Group	3,904	29,458
Saudi Kayan Petrochemical Co.*	9,476	37,495
Saudi Telecom Co.	8,112	256,954
Savola Group	3,548	35,617
Yanbu National Petrochemical Co.	3,786	71,975

(Cost $2,642,348)		2,838,248

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $17,324)	2,787	26,949

South Africa - 3.4%
Absa Group Ltd.	9,985	80,071
African Rainbow Minerals Ltd.	1,410	27,487

Anglo American Platinum Ltd.	755	91,521
AngloGold Ashanti Ltd.	5,863	117,475
Aspen Pharmacare Holdings Ltd.*	5,190	48,860
Bid Corp. Ltd.	4,835	90,541
Bidvest Group Ltd.	4,227	47,002
Capitec Bank Holdings Ltd.*	950	84,052
Clicks Group Ltd.	3,554	57,489
Discovery Ltd.	5,737	53,706
Exxaro Resources Ltd.	3,802	42,992
FirstRand Ltd.	64,303	213,844
Gold Fields Ltd.	12,201	101,422
Growthpoint Properties Ltd. REIT	41,716	37,687
Harmony Gold Mining Co. Ltd.*	8,047	30,515
Impala Platinum Holdings Ltd.	11,001	178,902
Kumba Iron Ore Ltd.	911	39,074
Mr Price Group Ltd.	3,616	41,682
MTN Group Ltd.	23,991	115,252
MultiChoice Group	5,901	49,782
Naspers Ltd., Class N	5,941	1,381,269
Nedbank Group Ltd.	5,125	44,245
Northam Platinum Ltd.*	5,049	74,044
Old Mutual Ltd.	65,382	58,117
Rand Merchant Investment Holdings Ltd.	12,149	24,481
Remgro Ltd.	5,960	40,811
Sanlam Ltd.	25,204	101,241
Sasol Ltd.*	7,514	93,572
Shoprite Holdings Ltd.	7,463	65,632
Sibanye Stillwater Ltd.	37,249	172,370
SPAR Group Ltd.	2,849	35,842
Standard Bank Group Ltd.	17,081	150,138
Tiger Brands Ltd.(a)	1,570	20,925
Vodacom Group Ltd.	8,848	72,848
Woolworths Holdings Ltd.	14,243	43,422

(Cost $4,287,565)		3,928,313

South Korea - 12.0%
Alteogen, Inc.*	271	31,357
Amorepacific Corp.	454	94,760
AMOREPACIFIC Group	288	16,585
BGF retail Co. Ltd.	104	14,718
Celltrion Healthcare Co. Ltd.*	978	109,334
Celltrion Pharm, Inc.*	243	33,244
Celltrion, Inc.*	1,323	350,327
Cheil Worldwide, Inc.	1,128	19,528
CJ CheilJedang Corp.	109	39,438
CJ Corp.	217	17,905
CJ ENM Co. Ltd.	150	18,465
CJ Logistics Corp.*	115	16,787
Coway Co. Ltd.	687	39,563
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	540	12,232
DB Insurance Co. Ltd.	721	26,568
Doosan Bobcat, Inc.*	736	21,192
Doosan Heavy Industries & Construction Co. Ltd.*	2,582	24,361
Douzone Bizon Co. Ltd.	297	29,079
E-MART, Inc.	265	39,862
Fila Holdings Corp.	812	28,910
GS Engineering & Construction Corp.	948	30,672
GS Holdings Corp.	805	27,944
GS Retail Co. Ltd.	433	13,952
Hana Financial Group, Inc.	4,206	138,703
Hankook Tire & Technology Co. Ltd.	905	38,383
Hanmi Pharm. Co. Ltd.*	92	28,087
Hanon Systems	2,237	30,762
Hanwha Corp.	414	10,815
Hanwha Solutions Corp.*	1,823	73,098
HLB, Inc.*	595	36,330
Hotel Shilla Co. Ltd.	447	32,466
Hyundai Engineering & Construction Co. Ltd.	773	27,384
Hyundai Glovis Co. Ltd.	240	41,228
Hyundai Heavy Industries Holdings Co. Ltd.	126	30,336
Hyundai Marine & Fire Insurance Co. Ltd.	987	19,239
Hyundai Mobis Co. Ltd.	904	243,802
Hyundai Motor Co.	2,039	430,123
Hyundai Steel Co.	1,290	45,870
Industrial Bank of Korea	3,942	29,227
Kakao Corp.	796	345,748
Kangwon Land, Inc.*	1,556	33,516
KB Financial Group, Inc.	5,244	204,439
Kia Motors Corp.	3,734	263,889
KMW Co. Ltd.*	432	23,840
Korea Aerospace Industries Ltd.	1,058	31,170
Korea Electric Power Corp.	3,643	73,606
Korea Gas Corp.*	386	10,943
Korea Investment Holdings Co. Ltd.*	603	46,855
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	394	39,277
Korea Zinc Co. Ltd.	115	41,302
Korean Air Lines Co. Ltd.*	1,948	48,808
KT&G Corp.	1,562	108,860
Kumho Petrochemical Co. Ltd.*	265	49,769
LG Chem Ltd.	634	468,940
LG Corp.	1,254	104,807
LG Display Co. Ltd.	3,207	64,511
LG Electronics, Inc.	1,479	192,856
LG Household & Health Care Ltd.	121	162,949
LG Innotek Co. Ltd.	198	35,071
LG Uplus Corp.	2,875	30,196
Lotte Chemical Corp.	249	70,478
Lotte Corp.	345	10,318
Lotte Shopping Co. Ltd.	83	8,754
Meritz Securities Co. Ltd.	1,007	3,370

Mirae Asset Daewoo Co. Ltd.	3,238	26,918
NAVER Corp.	1,659	553,738
NCSoft Corp.	229	190,782
Netmarble Corp., 144A	328	36,055
NH Investment & Securities Co. Ltd.*	1,159	11,193
Orion Corp.	347	39,688
Ottogi Corp.	31	15,452
Pan Ocean Co. Ltd.	5,010	25,507
Pearl Abyss Corp.*	89	22,925
POSCO	1,022	256,069
POSCO Chemical Co. Ltd.	387	54,425
S-1 Corp.	230	16,992
Samsung Biologics Co. Ltd., 144A*	230	153,538
Samsung C&T Corp.	1,177	127,286
Samsung Card Co. Ltd.	467	13,696
Samsung Electro-Mechanics Co. Ltd.	783	132,068
Samsung Electronics Co. Ltd.	65,589	4,816,282
Samsung Engineering Co. Ltd.*	2,614	30,014
Samsung Fire & Marine Insurance Co. Ltd.	433	66,675
Samsung Heavy Industries Co. Ltd.*	6,355	37,106
Samsung Life Insurance Co. Ltd.	974	65,020
Samsung SDI Co. Ltd.	763	457,732
Samsung SDS Co. Ltd.	492	85,175
Samsung Securities Co. Ltd.	998	32,467
Seegene, Inc.	244	27,039
Shin Poong Pharmaceutical Co. Ltd.	415	30,954
Shinhan Financial Group Co. Ltd.	5,868	172,097
Shinsegae, Inc.	112	26,617
SK Biopharmaceuticals Co. Ltd.*	201	21,111
SK Chemicals Co. Ltd.	109	36,576
SK Holdings Co. Ltd.	498	116,355
SK Hynix, Inc.	7,565	952,779
SK Innovation Co. Ltd.*	787	182,478
SK Telecom Co. Ltd.	554	122,043
S-Oil Corp.*	602	45,545
Woori Financial Group, Inc.	7,439	63,432
Yuhan Corp.	764	42,161

(Cost $6,334,467)		13,892,898

Taiwan - 13.2%
Accton Technology Corp.	7,627	71,882
Acer, Inc.	39,784	38,352
Advantech Co. Ltd.	5,387	70,112
ASE Technology Holding Co. Ltd.	43,741	162,542
Asia Cement Corp.	32,504	49,773
ASMedia Technology, Inc.	391	23,865
Asustek Computer, Inc.	10,023	109,397
AU Optronics Corp.*	128,324	87,077
Catcher Technology Co. Ltd.	10,052	69,293
Cathay Financial Holding Co. Ltd.	98,995	149,101
Chailease Holding Co. Ltd.	17,965	110,941
Chang Hwa Commercial Bank Ltd.	76,153	46,617
Cheng Shin Rubber Industry Co. Ltd.	26,269	40,697
Chicony Electronics Co. Ltd.	9,128	30,741
China Development Financial Holding Corp.	203,643	67,997
China Life Insurance Co. Ltd.	23,895	19,475
China Steel Corp.	159,955	142,138
Chunghwa Telecom Co. Ltd.	46,463	182,666
Compal Electronics, Inc.	54,877	43,740
CTBC Financial Holding Co. Ltd.	245,038	175,954
Delta Electronics, Inc.	27,673	278,692
E.Sun Financial Holding Co. Ltd.	147,586	133,796
Eclat Textile Co. Ltd.	2,394	36,917
Evergreen Marine Corp. Taiwan Ltd.*	30,719	41,856
Far Eastern New Century Corp.	42,748	44,432
Far EasTone Telecommunications Co. Ltd.	20,635	45,786
Feng TAY Enterprise Co. Ltd.	4,977	33,237
First Financial Holding Co. Ltd.	147,832	110,665
Formosa Chemicals & Fibre Corp.	45,681	141,049
Formosa Petrochemical Corp.	17,403	62,483
Formosa Plastics Corp.	50,494	176,758
Foxconn Technology Co. Ltd.	12,654	31,802
Fubon Financial Holding Co. Ltd.	91,848	164,553
Giant Manufacturing Co. Ltd.	4,483	45,228
Globalwafers Co. Ltd.	3,167	84,143
Highwealth Construction Corp.	3,838	6,228
Hiwin Technologies Corp.	3,463	49,609
Hon Hai Precision Industry Co. Ltd.	172,805	694,880
Hotai Motor Co. Ltd.	4,289	91,008
Hua Nan Financial Holdings Co. Ltd.	118,379	77,141
Innolux Corp.*	112,949	68,939
Inventec Corp.	35,596	31,695
Largan Precision Co. Ltd.	1,345	159,116
Lite-On Technology Corp.	22,628	48,258
MediaTek, Inc.	20,945	673,789
Mega Financial Holding Co. Ltd.	146,698	153,795
Micro-Star International Co. Ltd.	9,712	51,955
Nan Ya Plastics Corp.	67,959	177,385
Nan Ya Printed Circuit Board Corp.*	2,998	32,184
Nanya Technology Corp.	17,440	60,424
Nien Made Enterprise Co. Ltd.	2,802	39,235
Novatek Microelectronics Corp.	7,759	132,044
Oneness Biotech Co. Ltd.*	2,888	27,011
Pegatron Corp.	25,770	69,022
Phison Electronics Corp.	2,155	35,552
Pou Chen Corp.	34,990	37,939
Powertech Technology, Inc.	9,609	34,500
President Chain Store Corp.	6,537	61,492
Quanta Computer, Inc.	40,686	124,165
Realtek Semiconductor Corp.	6,431	106,212
Ruentex Development Co. Ltd.	13,479	20,180
Shanghai Commercial & Savings Bank Ltd.	47,930	68,662
Shin Kong Financial Holding Co. Ltd.	131,686	39,195

SinoPac Financial Holdings Co. Ltd.	98,466	41,186
Synnex Technology International Corp.	17,611	31,204
Taishin Financial Holding Co. Ltd.	138,613	64,448
Taiwan Business Bank	95,968	32,630
Taiwan Cement Corp.	66,446	100,197
Taiwan Cooperative Financial Holding Co. Ltd.	132,249	94,726
Taiwan High Speed Rail Corp.	31,647	34,257
Taiwan Mobile Co. Ltd.	22,484	78,384
Taiwan Semiconductor Manufacturing Co. Ltd.	338,113	7,356,484
Unimicron Technology Corp.	16,351	57,238
Uni-President Enterprises Corp.	63,805	153,943
United Microelectronics Corp.	162,078	315,398
Vanguard International Semiconductor Corp.	13,220	55,059
Walsin Technology Corp.	4,766	43,463
Win Semiconductors Corp.	4,634	63,306
Winbond Electronics Corp.	41,152	45,138
Wistron Corp.	40,059	46,024
Wiwynn Corp.	1,192	34,409
WPG Holdings Ltd.	20,461	33,315
Yageo Corp.	5,110	108,796
Yuanta Financial Holding Co. Ltd.	141,696	108,107
Zhen Ding Technology Holding Ltd.	8,896	38,328

(Cost $6,179,813)		15,231,412

Thailand - 1.8%
Advanced Info Service PCL, NVDR	17,774	97,614
Airports of Thailand PCL, NVDR	56,700	120,418
Asset World Corp. PCL, NVDR	85,500	13,789
B Grimm Power PCL, NVDR	10,300	16,406
Bangkok Bank PCL, NVDR	8,146	32,979
Bangkok Commercial Asset Management PCL, NVDR	24,200	17,426
Bangkok Dusit Medical Services PCL, NVDR	137,900	91,522
Bangkok Expressway & Metro PCL, NVDR	102,600	27,067
Berli Jucker PCL, NVDR	18,000	22,250
BTS Group Holdings PCL, NVDR	118,344	36,915
Bumrungrad Hospital PCL, NVDR	5,400	22,668
Central Pattana PCL, NVDR	34,700	61,029
Central Retail Corp. PCL, NVDR*	26,600	29,570
Charoen Pokphand Foods PCL, NVDR	61,643	58,810
CP ALL PCL, NVDR	78,100	154,204
Electricity Generating PCL, NVDR	3,400	19,068
Energy Absolute PCL, NVDR	21,400	44,384
Global Power Synergy PCL, NVDR	10,300	25,720
Gulf Energy Development PCL, NVDR	39,350	43,418
Home Product Center PCL, NVDR	92,400	40,781
Indorama Ventures PCL, NVDR	26,597	34,863
Intouch Holdings PCL, NVDR	33,900	62,715
Kasikornbank PCL, NVDR	23,279	109,307
Krung Thai Bank PCL, NVDR	64,206	25,567
Krungthai Card PCL, NVDR	10,700	22,547
Land & Houses PCL, NVDR	116,600	30,567
Minor International PCL, NVDR*	39,841	39,993
Muangthai Capital PCL, NVDR	9,600	20,787
Osotspa PCL, NVDR	10,300	11,877
PTT Exploration & Production PCL, NVDR	18,713	71,412
PTT Global Chemical PCL, NVDR	33,600	69,965
PTT Oil & Retail Business PCL, NVDR*	40,200	39,353
PTT PCL	23,000	30,529
PTT PCL, NVDR	133,280	176,911
Ratch Group PCL, NVDR	10,700	18,197
Siam Cement PCL	5,458	66,289
Siam Cement PCL, NVDR	5,300	64,370
Siam Commercial Bank PCL, NVDR	13,098	44,768
Sri Trang Gloves Thailand PCL, NVDR	10,800	13,798
Srisawad Corp. PCL, NVDR	10,300	21,533
Thai Oil PCL, NVDR	17,157	33,733
Thai Union Group PCL, NVDR	37,300	17,329
Total Access Communication PCL, NVDR	10,700	11,273
True Corp. PCL, NVDR	178,000	18,547

(Cost $2,060,735)		2,032,268

Turkey - 0.3%
Akbank T.A.S.*	42,824	34,943
Aselsan Elektronik Sanayi Ve Ticaret AS	10,064	23,010
BIM Birlesik Magazalar AS	6,675	59,409
Eregli Demir ve Celik Fabrikalari TAS	21,172	41,593
Ford Otomotiv Sanayi AS	882	20,795
Haci Omer Sabanci Holding AS	14,527	20,499
KOC Holding AS	9,439	27,427
Turk Hava Yollari AO*	9,901	17,984
Turkcell Iletisim Hizmetleri AS	12,639	26,974
Turkiye Garanti Bankasi AS*	31,150	37,413
Turkiye Is Bankasi AS, Class C*	22,190	17,121
Turkiye Petrol Rafinerileri AS*	1,900	25,865
Turkiye Sise ve Cam Fabrikalari AS	20,540	19,719
Yapi ve Kredi Bankasi AS*	26,810	9,566

(Cost $668,003)		382,318

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	39,707	67,887
Abu Dhabi Islamic Bank PJSC	14,540	19,753
Aldar Properties PJSC	50,931	50,471
Dubai Islamic Bank PJSC	26,204	33,886
Emaar Malls PJSC*	43,172	19,863
Emaar Properties PJSC*	48,962	46,521
Emirates NBD Bank PJSC	35,327	107,718
Emirates Telecommunications Group Co. PJSC	22,457	121,665
First Abu Dhabi Bank PJSC	36,506	146,098

(Cost $542,868)		613,862

TOTAL COMMON STOCKS (Cost $70,531,807)		110,153,451

PREFERRED STOCKS - 1.9%
Brazil - 1.0%
Alpargatas SA*		2,267	14,130
Banco Bradesco SA		59,902	245,842
Bradespar SA		3,213	36,039
Centrais Eletricas Brasileiras SA, Class B		4,441	25,968
Cia Energetica de Minas Gerais		14,791	31,566
Cia Paranaense de Energia		1,687	17,634
Gerdau SA		14,792	68,282
Itau Unibanco Holding SA		66,023	301,004
Itausa SA		52,547	93,295
Lojas Americanas SA		12,268	54,530
Petroleo Brasileiro SA		64,430	255,687

(Cost $1,133,959)			1,143,977

Chile - 0.1%
Embotelladora Andina SA, Class B		5,576	15,076
Sociedad Quimica y Minera de Chile SA, Class B		1,740	93,263

(Cost $46,935)			108,339

Colombia - 0.1%
Bancolombia SA
(Cost $65,670)		6,907	58,710

Russia - 0.0%
Surgutneftegas PJSC
(Cost $53,938)		97,943	51,671

South Korea - 0.7%
AMOREPACIFIC Group*		37	1,349
Hyundai Motor Co.		350	32,399
Hyundai Motor Co. -2nd Preferred		535	48,571
LG Chem Ltd.		106	36,749
LG Household & Health Care Ltd.		30	18,825
Samsung Electronics Co. Ltd.		11,125	720,872

(Cost $278,705)			858,765

TOTAL PREFERRED STOCKS (Cost $1,579,207)			2,221,462

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $411)	INR	29,160	416

	Number of Shares
RIGHTS - 0.0%
China - 0.0%
Zhengqi Financial Holding Corp.*(b)
(Cost $0)		532	0

South Korea - 0.0%
Korean Air Lines Co. Ltd.*, expires 3/10/21
(Cost $3,541)		827	6,662

TOTAL RIGHTS (Cost $3,541)			6,662

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21		2,475	98
Srisawad Corp. PCL*, expires 8/29/25		432	210

(Cost $0)			308

TOTAL WARRANTS (Cost $0)			308

EXCHANGE-TRADED FUNDS - 0.0%
Global X MSCI Pakistan ETF
(Cost $33,215)		875	26,898

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $388,160)		388,160	388,160

CASH EQUIVALENTS - 2.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $2,289,512)		2,289,512	2,289,512

TOTAL INVESTMENTS - 99.4% (Cost $74,825,853)			$115,086,869
Other assets and liabilities, net - 0.6%			681,860

NET ASSETS - 100.0%			$115,768,729

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended  February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
404,374	—	(16,214)(e)	—	—	150	—	388,160	388,160
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
1,075,539	15,821,925	(14,607,952)	—	—	444	—	2,289,512	2,289,512

1,479,913	15,821,925	(14,624,166)	—	—	594	—	2,677,672	2,677,672

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $1,202,691, which is 1.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $864,746.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	$23,657,473	21.1%
Consumer Discretionary	20,917,739	18.6
Financials	19,687,306	17.5
Communication Services	13,878,239	12.3
Materials	8,717,081	7.7
Consumer Staples	6,073,597	5.4
Energy	5,257,289	4.7
Health Care	4,989,283	4.4
Industrials	4,686,283	4.2
Real Estate	2,347,496	2.1
Utilities	2,170,513	2.0

Total	$112,382,299	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	54	$3,595,368	$3,612,870	3/19/2021	$17,502

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	3/3/2021	AED	2,315,500	USD	630,360	$—	$(24)
Citigroup Global Markets	3/3/2021	BRL	9,057,600	USD	1,658,066	42,038	—
Citigroup Global Markets	3/3/2021	BRL	1,705,000	USD	312,408	8,208	—
JP Morgan & Chase Co.	3/3/2021	BRL	10,477,600	USD	1,920,047	50,667	—
RBC Capital Markets	3/3/2021	BRL	10,015,500	USD	1,833,348	46,415	—
Citigroup Global Markets	3/3/2021	CLP	363,705,300	USD	496,879	—	(5,581)
RBC Capital Markets	3/3/2021	CLP	95,364,400	USD	130,281	—	(1,465)
JP Morgan & Chase Co.	3/3/2021	CNH	4,379,000	USD	678,152	3,111	—
JP Morgan & Chase Co.	3/3/2021	CNH	15,688,700	USD	2,430,248	11,772	—
RBC Capital Markets	3/3/2021	CNH	16,931,400	USD	2,622,318	12,274	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	3/3/2021	COP	669,847,400	USD	187,955	$4,303	$—
JP Morgan & Chase Co.	3/3/2021	CZK	2,364,000	USD	110,519	1,531	–
Citigroup Global Markets	3/3/2021	EGP	1,817,600	USD	114,747	—	(937)
JP Morgan & Chase Co.	3/3/2021	EUR	85,800	USD	104,301	770	—
Citigroup Global Markets	3/3/2021	HKD	67,957,800	USD	8,764,734	3,216	—
JP Morgan & Chase Co.	3/3/2021	HKD	59,851,400	USD	7,718,848	2,455	—
JP Morgan & Chase Co.	3/3/2021	HKD	17,530,000	USD	2,260,777	707	—
RBC Capital Markets	3/3/2021	HKD	65,665,300	USD	8,468,724	2,769	—
JP Morgan & Chase Co.	3/3/2021	HUF	26,696,000	USD	90,845	1,996	—
RBC Capital Markets	3/3/2021	HUF	44,286,400	USD	150,697	3,306	—
Citigroup Global Markets	3/3/2021	IDR	7,578,134,800	USD	539,753	7,730	—
JP Morgan & Chase Co.	3/3/2021	IDR	10,355,122,500	USD	735,919	8,938	—
RBC Capital Markets	3/3/2021	IDR	3,930,153,600	USD	279,031	3,115	—
Citigroup Global Markets	3/3/2021	INR	280,203,500	USD	3,826,720	15,405	—
Citigroup Global Markets	3/3/2021	INR	50,937,000	USD	696,336	3,494	—
JP Morgan & Chase Co.	3/3/2021	INR	470,903,100	USD	6,429,589	24,388	—
Citigroup Global Markets	3/3/2021	KWD	175,000	USD	577,748	—	(345)
Citigroup Global Markets	3/3/2021	MXN	13,916,900	USD	686,069	21,097	—
JP Morgan & Chase Co.	3/3/2021	MXN	11,212,300	USD	552,725	16,983	—
RBC Capital Markets	3/3/2021	MXN	15,586,500	USD	768,319	23,571	—
RBC Capital Markets	3/3/2021	MYR	6,765,000	USD	1,666,954	—	(4,279)
Citigroup Global Markets	3/3/2021	PHP	21,003,200	USD	436,258	3,414	—
JP Morgan & Chase Co.	3/3/2021	PHP	423,100	USD	8,792	73	—
RBC Capital Markets	3/3/2021	PHP	16,343,200	USD	339,546	2,738	—
Citigroup Global Markets	3/3/2021	PLN	1,963,100	USD	527,978	4,119	—
JP Morgan & Chase Co.	3/3/2021	PLN	662,200	USD	178,099	1,389	—
Citigroup Global Markets	3/3/2021	QAR	2,784,600	USD	764,874	233	—
Citigroup Global Markets	3/3/2021	RUB	121,691,500	USD	1,607,748	—	(24,232)
JP Morgan & Chase Co.	3/3/2021	RUB	123,377,500	USD	1,629,958	—	(24,632)
JP Morgan & Chase Co.	3/3/2021	THB	4,174,000	USD	139,617	1,108	—
JP Morgan & Chase Co.	3/3/2021	THB	58,755,400	USD	1,965,075	15,349	—
JP Morgan & Chase Co.	3/3/2021	TRY	925,200	USD	126,764	2,356	—
RBC Capital Markets	3/3/2021	TRY	2,139,100	USD	289,439	1,802	—
Citigroup Global Markets	3/3/2021	USD	630,385	AED	2,315,500	—	(1)
Citigroup Global Markets	3/3/2021	USD	1,930,979	BRL	10,762,600	—	(10,751)
JP Morgan & Chase Co.	3/3/2021	USD	259,141	BRL	1,387,000	—	(11,677)
JP Morgan & Chase Co.	3/3/2021	USD	1,632,065	BRL	9,090,600	—	(10,149)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	3/3/2021	USD	1,797,030	BRL	10,015,500	$—	$(10,097)
Citigroup Global Markets	3/3/2021	USD	502,932	CLP	363,705,300	—	(472)
RBC Capital Markets	3/3/2021	USD	131,870	CLP	95,364,400	—	(124)
JP Morgan & Chase Co.	3/3/2021	USD	2,875,020	CNH	18,629,700	—	(3,176)
JP Morgan & Chase Co.	3/3/2021	USD	222,286	CNH	1,438,000	—	(613)
RBC Capital Markets	3/3/2021	USD	2,612,829	CNH	16,931,400	—	(2,785)
Citigroup Global Markets	3/3/2021	USD	185,240	COP	669,847,400	—	(1,589)
JP Morgan & Chase Co.	3/3/2021	USD	109,622	CZK	2,364,000	—	(635)
Citigroup Global Markets	3/3/2021	USD	115,771	EGP	1,817,600	—	(86)
JP Morgan & Chase Co.	3/3/2021	USD	104,144	EUR	85,800	—	(613)
Citigroup Global Markets	3/3/2021	USD	8,760,451	HKD	67,957,800	1,066	—
JP Morgan & Chase Co.	3/3/2021	USD	1,229,280	HKD	9,528,000	—	(874)
JP Morgan & Chase Co.	3/3/2021	USD	8,746,982	HKD	67,853,400	1,076	—
RBC Capital Markets	3/3/2021	USD	8,464,941	HKD	65,665,300	1,014	—
JP Morgan & Chase Co.	3/3/2021	USD	89,424	HUF	26,696,000	—	(576)
RBC Capital Markets	3/3/2021	USD	148,344	HUF	44,286,400	—	(952)
Citigroup Global Markets	3/3/2021	USD	529,914	IDR	7,578,134,800	2,109	—
JP Morgan & Chase Co.	3/3/2021	USD	724,895	IDR	10,355,122,500	2,087	—
RBC Capital Markets	3/3/2021	USD	275,125	IDR	3,930,153,600	792	—
Citigroup Global Markets	3/3/2021	USD	4,485,856	INR	331,140,500	18,301	—
JP Morgan & Chase Co.	3/3/2021	USD	5,867,260	INR	432,945,100	21,639	—
JP Morgan & Chase Co.	3/3/2021	USD	518,899	INR	37,958,000	—	(2,596)
Citigroup Global Markets	3/3/2021	USD	578,226	KWD	175,000	—	(133)
Citigroup Global Markets	3/3/2021	USD	665,474	MXN	13,916,900	—	(503)
JP Morgan & Chase Co.	3/3/2021	USD	536,204	MXN	11,212,300	—	(463)
RBC Capital Markets	3/3/2021	USD	633,757	MXN	13,253,500	—	(483)
RBC Capital Markets	3/3/2021	USD	115,529	MXN	2,333,000	—	(4,054)
RBC Capital Markets	3/3/2021	USD	1,670,370	MYR	6,765,000	863	—
Citigroup Global Markets	3/3/2021	USD	431,118	PHP	21,003,200	1,726	—
JP Morgan & Chase Co.	3/3/2021	USD	8,697	PHP	423,100	23	—
RBC Capital Markets	3/3/2021	USD	335,727	PHP	16,343,200	1,081	—
Citigroup Global Markets	3/3/2021	USD	527,039	PLN	1,963,100	—	(3,180)
JP Morgan & Chase Co.	3/3/2021	USD	177,781	PLN	662,200	—	(1,071)
Citigroup Global Markets	3/3/2021	USD	764,632	QAR	2,784,600	8	—
Citigroup Global Markets	3/3/2021	USD	1,632,260	RUB	121,691,500	—	(280)
JP Morgan & Chase Co.	3/3/2021	USD	1,655,241	RUB	123,377,500	—	(650)
JP Morgan & Chase Co.	3/3/2021	USD	1,978,967	THB	60,274,400	21,165	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	3/3/2021	USD	88,485	THB	2,655,000	$—	$(382)
JP Morgan & Chase Co.	3/3/2021	USD	124,724	TRY	925,200	—	(315)
RBC Capital Markets	3/3/2021	USD	288,135	TRY	2,139,100	—	(498)
JP Morgan & Chase Co.	3/3/2021	USD	1,793,903	ZAR	27,170,900	980	—
RBC Capital Markets	3/3/2021	USD	2,234,705	ZAR	33,851,000	1,459	—
RBC Capital Markets	3/3/2021	USD	186,806	ZAR	2,805,000	—	(1,510)
JP Morgan & Chase Co.	3/3/2021	ZAR	27,170,900	USD	1,797,421	2,539	—
RBC Capital Markets	3/3/2021	ZAR	7,068,000	USD	467,563	658	—
RBC Capital Markets	3/3/2021	ZAR	29,588,000	USD	1,957,331	2,778	—
JP Morgan & Chase Co.	3/4/2021	KRW	8,684,663,700	USD	7,763,314	33,303	—
RBC Capital Markets	3/4/2021	KRW	2,289,255,000	USD	2,053,051	15,440	—
RBC Capital Markets	3/4/2021	KRW	7,706,079,400	USD	6,885,654	26,657	—
Citigroup Global Markets	3/4/2021	TWD	145,424,700	USD	5,199,384	—	(22,010)
JP Morgan & Chase Co.	3/4/2021	TWD	125,804,300	USD	4,497,669	—	(19,265)
RBC Capital Markets	3/4/2021	TWD	126,578,700	USD	4,525,517	—	(19,222)
RBC Capital Markets	3/4/2021	TWD	58,985,000	USD	2,107,736	—	(10,088)
JP Morgan & Chase Co.	3/4/2021	USD	7,730,008	KRW	8,684,663,700	3	—
RBC Capital Markets	3/4/2021	USD	757,607	KRW	844,770,000	—	(5,698)
RBC Capital Markets	3/4/2021	USD	8,145,420	KRW	9,150,564,400	—	(722)
Citigroup Global Markets	3/4/2021	USD	5,220,532	TWD	145,424,700	862	—
JP Morgan & Chase Co.	3/4/2021	USD	4,517,210	TWD	125,804,300	—	(276)
RBC Capital Markets	3/4/2021	USD	736,612	TWD	20,522,000	219	—
RBC Capital Markets	3/4/2021	USD	5,921,841	TWD	165,041,700	3,891	—
JP Morgan & Chase Co.	4/5/2021	KRW	732,273,000	USD	649,377	—	(2,425)
JP Morgan & Chase Co.	4/5/2021	KRW	8,684,663,700	USD	7,728,976	—	(1,313)
RBC Capital Markets	4/5/2021	KRW	9,150,564,400	USD	8,144,840	—	(151)
RBC Capital Markets	4/5/2021	MYR	6,765,000	USD	1,666,872	—	(2,534)
Citigroup Global Markets	4/5/2021	RUB	121,691,500	USD	1,626,653	897	—
Citigroup Global Markets	4/5/2021	RUB	15,043,000	USD	200,680	—	(289)
JP Morgan & Chase Co.	4/5/2021	RUB	123,377,500	USD	1,649,167	888	—
JP Morgan & Chase Co.	4/5/2021	THB	5,451,000	USD	178,559	—	(2,308)
JP Morgan & Chase Co.	4/5/2021	THB	60,274,400	USD	1,975,012	—	(24,922)
Citigroup Global Markets	4/6/2021	AED	2,315,500	USD	630,368	—	(2)
Citigroup Global Markets	4/6/2021	BRL	10,762,600	USD	1,929,075	11,323	—
JP Morgan & Chase Co.	4/6/2021	BRL	9,090,600	USD	1,630,075	10,250	—
RBC Capital Markets	4/6/2021	BRL	10,015,500	USD	1,795,038	10,409	—
Citigroup Global Markets	4/6/2021	CLP	363,705,300	USD	503,196	444	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	4/6/2021	CLP	95,364,400	USD	131,948	$126	$—
Citigroup Global Markets	4/6/2021	EGP	1,817,600	USD	114,458	—	(232)
Citigroup Global Markets	4/6/2021	IDR	7,578,134,800	USD	526,493	—	(3,893)
JP Morgan & Chase Co.	4/6/2021	IDR	10,355,122,500	USD	719,605	—	(5,139)
RBC Capital Markets	4/6/2021	IDR	3,930,153,600	USD	273,212	—	(1,856)
Citigroup Global Markets	4/6/2021	KWD	175,000	USD	577,882	215	—
Citigroup Global Markets	4/6/2021	MXN	13,916,900	USD	663,136	778	—
JP Morgan & Chase Co.	4/6/2021	MXN	11,212,300	USD	534,224	589	—
RBC Capital Markets	4/6/2021	MXN	13,253,500	USD	631,423	638	—
Citigroup Global Markets	4/6/2021	PHP	21,003,200	USD	428,139	—	(4,337)
JP Morgan & Chase Co.	4/6/2021	PHP	423,100	USD	8,631	—	(81)
RBC Capital Markets	4/6/2021	PHP	16,343,200	USD	333,331	—	(3,191)
Citigroup Global Markets	4/6/2021	PLN	1,963,100	USD	527,201	3,166	—
JP Morgan & Chase Co.	4/6/2021	PLN	662,200	USD	177,835	1,066	—
Citigroup Global Markets	4/6/2021	QAR	2,784,600	USD	764,632	—	(77)
JP Morgan & Chase Co.	4/6/2021	TRY	925,200	USD	122,826	342	—
RBC Capital Markets	4/6/2021	TRY	2,139,100	USD	283,776	587	—
Citigroup Global Markets	4/6/2021	USD	128,334	BRL	716,000	—	(752)
Citigroup Global Markets	4/7/2021	COP	669,847,400	USD	184,997	1,573	—
JP Morgan & Chase Co.	4/7/2021	CZK	2,364,000	USD	109,634	634	—
JP Morgan & Chase Co.	4/7/2021	EUR	85,800	USD	104,227	603	—
JP Morgan & Chase Co.	4/7/2021	HUF	26,696,000	USD	89,382	571	—
RBC Capital Markets	4/7/2021	HUF	44,286,400	USD	148,282	952	—
Citigroup Global Markets	4/7/2021	INR	331,140,500	USD	4,452,752	—	(26,281)
Citigroup Global Markets	4/7/2021	INR	84,626,000	USD	1,132,120	—	(12,538)
JP Morgan & Chase Co.	4/7/2021	INR	432,945,100	USD	5,819,937	—	(36,114)
Citigroup Global Markets	4/7/2021	TWD	145,424,700	USD	5,229,487	6,867	—
JP Morgan & Chase Co.	4/7/2021	TWD	40,957,000	USD	1,474,706	3,822	—
JP Morgan & Chase Co.	4/7/2021	TWD	125,804,300	USD	4,526,963	8,969	—
RBC Capital Markets	4/7/2021	TWD	165,041,700	USD	5,933,550	6,428	—
JP Morgan & Chase Co.	4/7/2021	ZAR	4,949,000	USD	325,183	—	(152)
JP Morgan & Chase Co.	4/7/2021	ZAR	27,170,900	USD	1,785,462	—	(687)
RBC Capital Markets	4/7/2021	ZAR	33,851,000	USD	2,224,734	—	(549)
JP Morgan & Chase Co.	4/8/2021	CNH	18,629,700	USD	2,868,645	4,654	—
RBC Capital Markets	4/8/2021	CNH	1,898,000	USD	292,152	368	—
RBC Capital Markets	4/8/2021	CNH	16,931,400	USD	2,606,238	3,331	—
Citigroup Global Markets	4/8/2021	HKD	67,957,800	USD	8,760,948	—	(1,186)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	4/8/2021	HKD	67,853,400	USD	8,747,377	$—	$(1,297)
RBC Capital Markets	4/8/2021	HKD	16,306,000	USD	2,102,085	—	(328)
RBC Capital Markets	4/8/2021	HKD	65,665,300	USD	8,465,345	—	(1,206)

Total unrealized appreciation (depreciation)						$595,069	$(343,904)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations
AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$110,135,509	$—	$17,942	$110,153,451
Preferred Stocks(h)	2,221,462	—	—	2,221,462
Corporate Bonds	—	416	—	416
Rights(h)	—	6,662	0	6,662
Warrants	308	—	—	308
Exchange-Traded Funds	26,898	—	—	26,898
Short-Term Investments(h)	2,677,672	—	—	2,677,672
Derivatives(i)
Forward Foreign Currency Contracts	—	595,069	—	595,069
Futures Contracts	17,502	—	—	17,502

TOTAL	$115,079,351	$602,147	$17,942	$115,699,440

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Forward Foreign Currency Contracts	$—	$(343,904)	$—	$(343,904)

TOTAL	$—	$(343,904)	$—	$(343,904)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2021, the amount of transfers from Level 1 to Level 3 was $ 10,813. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.